Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Numerator:
Net (loss) income	$ (5,838)	$ (12,779)	$ (18,686)
Net loss from continuing operations	$ (5,838)	$ (12,227)	$ (18,305)
Denominator:
Weighted-average common shares outstanding	18,005	17,968	17,961
(Loss) income per common share	$ (0.32)	$ (0.71)	$ (1.04)
Loss from continuing operations per common share	$ (0.32)	$ (0.68)	$ (1.02)
Numerator:
Net (loss) income	$ (5,838)	$ (12,779)	$ (18,686)
Net loss from continuing operations	$ (5,838)	$ (12,227)	$ (18,305)
Denominator:
Weighted-average common shares outstanding	18,005	17,968	17,961
Dilutive effect of stock options and warrants
Weighted-average common shares outstanding – diluted	18,005	17,968	17,961
Diluted (loss) income per common share	$ (0.32)	$ (0.71)	$ (1.04)
Diluted loss from continuing operations per common share	$ (0.32)	$ (0.68)	$ (1.02)